Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Equity Portfolios - Advisor Classes | Women in Leadership U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	9.52%	10.98%
Equity Portfolios - Advisor Classes | Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	7.43%	9.56%
Equity Portfolios - Advisor Classes | Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.82%	7.33%	8.84%
Equity Portfolios - Advisor Classes | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	13.97%
Equity Portfolios - Advisor Classes | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.28%	14.28%
Equity Portfolios - Advisor Classes | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.99%	8.77%	10.25%
Equity Portfolios - Advisor Classes | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.28%	9.20%	10.01%
Equity Portfolios - Institutional Classes | Women in Leadership U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	9.52%	10.98%
Equity Portfolios - Institutional Classes | Women in Leadership U.S. Equity Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	7.43%	9.56%
Equity Portfolios - Institutional Classes | Women in Leadership U.S. Equity Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.82%	7.33%	8.84%
Equity Portfolios - Institutional Classes | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.81%	13.86%	13.97%
Equity Portfolios - Institutional Classes | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	24.51%	14.28%	14.28%
Equity Portfolios - Institutional Classes | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.99%	8.77%	10.25%
Equity Portfolios - Institutional Classes | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.28%	9.20%	10.01%

[1]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[2]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
[3]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[4]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.